Supplemental Cash Flow Information (Schedule Of Supplemental Information Related To Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Supplemental Cash Flow Information [Abstract]
Interest	¥ 5,642	¥ 4,732	¥ 6,914
Income taxes	37,876	20,515	44,207
Retirement of treasury stock	19,152
Obtaining assets by entering into capital leases	¥ 772	¥ 471	¥ 201